Notes to the unaudited interim condensed consolidated statement of financial position - Net provision (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes to the unaudited interim condensed consolidated statement of financial position
Retirement benefit obligations	€ 680	€ 755
Total obligation	€ 680	€ 755	€ 891	€ 1,762